Investments (Details) - Schedule of financial information of unconsolidated entity - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Financial Information of Unconsolidated Entity [Abstract]
Current assets	$ 1,724,166	$ 659,862
Noncurrent assets	457,148	540,393
Current liabilities	1,252,473	75,957
Noncurrent liabilities	505,971	703,025
Net sales	1,993,678	2,404,172	$ 148,252
Gross profit	641,860	328,249	7,315
Income (loss) from operations	12,953	(355,711)	(72,682)
Net income (loss)	$ 36,384	$ (364,569)	$ (73,106)